Schedule of Share-based Compensation, Activity (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Share-based Compensation Schedule Of Share-based Compensation, Activity 1	$ 2,610
Share-based Compensation Schedule Of Share-based Compensation, Activity 2	624
Share-based Compensation Schedule Of Share-based Compensation, Activity 3	236,509
Share-based Compensation Schedule Of Share-based Compensation, Activity 4	50,592
Share-based Compensation Schedule Of Share-based Compensation, Activity 5	1,503
Share-based Compensation Schedule Of Share-based Compensation, Activity 6	624
Share-based Compensation Schedule Of Share-based Compensation, Activity 7	0
Share-based Compensation Schedule Of Share-based Compensation, Activity 8	84,156
Share-based Compensation Schedule Of Share-based Compensation, Activity 9	240,622
Share-based Compensation Schedule Of Share-based Compensation, Activity 10	$ 135,996